Other Financial and Non Financial Liabilities - Summary of Other Non-Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 2,331,623	$ 3,369,096
Investments property [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	869,709	1,479,493
Advanced prepayments [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	830,167	703,696
Advanced tax [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	439,279	912,074
Other [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 192,468	$ 273,833